Securities Sold Under Agreements to Repurchase (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Assets Sold under Agreements to Repurchase [Line Items]
Securities sold under agreements to repurchase	$ 24,054,730	$ 26,621,984
Minimum [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Securities sold under agreement to repurchase, maturity of agreement	1 day
Maximum [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Securities sold under agreement to repurchase, maturity of agreement	4 days